Operating Leases	6 Months Ended
Jun. 30, 2019
Leases 1 [Abstract]
Operating Leases
Operating leases and right of use assets

Bareboat Chartered-In Vessels

The following table depicts our time or bareboat chartered-in vessel commitments during the six months ended June 30, 2019:

	Name	Year built	Vessel class	Charter type	Delivery (1)	Charter Expiration	Rate ($/ day)
	Active as of June 30, 2019
1	Silent	2007	Handymax	Bareboat	March-19	March-20	6,300	(2)
2	Single	2007	Handymax	Bareboat	March-19	March-20	6,300	(2)
3	Star I	2007	Handymax	Bareboat	March-19	March-20	6,300	(2)
4	Steel	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
5	Sky	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
6	Stone I	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
7	Style	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
8	STI Beryl	2013	MR	Bareboat	April-17	April-25	8,800	(4)
9	STI Le Rocher	2013	MR	Bareboat	April-17	April-25	8,800	(4)
10	STI Larvotto	2013	MR	Bareboat	April-17	April-25	8,800	(4)

(1)	Represents delivery date or estimated delivery date.
(2)	In March 2019, we entered into a new bareboat charter-in agreement on a previously bareboat chartered-in vessel. The term of the agreement is for one year at a bareboat rate of $6,300 per day.
(3)	In March 2019, we entered into a new bareboat charter-in agreement on a previously bareboat chartered-in vessel. The term of the agreement is for two years at a bareboat rate of $6,300 per day.
(4)
In April 2017, we sold and leased back this vessel, on a bareboat basis, for a period of up to eight years for $8,800 per day. The sales price was $29.0 million, and we have the option to purchase this vessel beginning at the end of the fifth year of the agreement through the end of the eighth year of the agreement, at market-based prices. Additionally, a deposit of $4.35 million per vessel was retained by the buyer and will either be applied to the purchase price of each vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.

Time charter that expired during the six months ended June 30, 2019

Name	Year built	Vessel class	Delivery	Charter Expiration	Rate ($/ day)
Miss Benedetta	2012	MR	Mar-18	Jan-19	14,000

On January 1, 2019, the Company adopted IFRS 16, Leases, which amended the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less.  Accordingly, the standard resulted in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments, relating to the existing bareboat chartered-in vessel commitments for three bareboat chartered-in vessels, which are scheduled to expire in April 2025. A weighted average incremental borrowing rate of 6.0% was applied at the date of initial application.
The following table bridges operating lease commitments at December 31, 2018 to IFRS 16 lease liabilities at January 1, 2019

In thousands of U.S. dollars
Operating leases commitments disclosed at December 31, 2018	$65,439
Discounting effect relating to the lease liability recorded upon transition to IFRS 16	(10,120)
Less: leases with terms of less than 12 months at the date of transition to IFRS 16, which were recognized as charterhire expense during the six months ended June 30, 2019.	(4,605)
IFRS 16 - lease liabilities recognized at January 1, 2019	$50,714
Of which are:
IFRS 16 - current lease liabilities	$6,523
IFRS 16 - non-current lease liabilities	$44,191

In March 2019, the Company entered into new bareboat charter-in agreements on seven previously bareboat chartered-in vessels. Three of these vessels will be bareboat chartered-in for one year and the remaining four vessels will be bareboat chartered-in for two years. The daily bareboat rate under all seven agreements is $6,300 per day.

The following is the activity of the Right of use assets starting with the recognition of the assets on January 1, 2019 through June 30, 2019:

In thousands of U.S. dollars	Vessels	Drydock (2)	Total
As of January 1, 2019	48,466	2,635	51,101
Additions(1)	24,195	—	24,195
Depreciation - right of use assets	(7,736)	(294)	(8,030)
As of June 30, 2019	64,925	2,341	67,266

(1)	Additions relate to seven vessels that commenced bareboat charter-in arrangements in March 2019 for $6,300 per day.

(2)
Drydock costs for bareboat chartered-in vessels are depreciated over the shorter of the lease term or the period until the next scheduled drydock. On this basis, the drydock costs incurred for these vessels is being depreciated separately. These costs were recorded as Other non-current assets as of December 31, 2018 and were reclassified to Right of use assets upon the adoption of IFRS 16 - Leases, on January 1, 2019.

The following table summarizes the interest expense recognized in the unaudited condensed consolidated statements of income or loss and principal payments recognized in the unaudited condensed consolidated cash flow statements for the six months ended June 30, 2019 relating to lease liabilities.

In thousands of U.S. dollars	Six months ended June 30, 2019
Amounts recognized in unaudited condensed consolidated statements of income or loss
Interest expense on IFRS 16 - lease liabilities	$1,776

Amount recognized in unaudited condensed consolidated cash flow statements
Principal repayments on IFRS 16 - lease liabilities	$7,129

The undiscounted remaining future minimum lease payments under bareboat charter-in arrangements that are accounted as lease liabilities under IFRS 16 - Leases as of June 30, 2019 are $77.7 million. The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2019
Less than 1 year	$24,066
1 - 5 years	45,395
5+ years	8,200
Total	$77,661
Discounting effect	9,589
Lease liability	$68,072

The total expense recognized under time and bareboat charterhire agreements that are accounted for as operating leases during the six months ended June 30, 2019 and 2018 was $4.4 million and $35.2 million, respectively. These lease payments include payments for the non-lease elements in our time chartered-in arrangements.
Time Chartered-Out Vessels and Vessels in Pool Arrangements
In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
These components will be accounted for as follows:

•	All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.

•	Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.

•
The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.

The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the six months ended June 30, 2019 and 2018. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. The Company does not view its pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2019	2018
Lease component of revenue from time charter-out and pool revenue	$191,523	$140,183
Non-lease component of revenue from time charter-out and pool revenue	153,533	150,810
	$345,056	$290,993

The following table summarizes the terms of our time chartered-out vessels that were in place during the six months ended June 30, 2019.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	March-19	$18,000
2	STI Poplar	2014	Handymax	January-16	February-19	$18,000
3	STI Rose	2015	LR2	February-16	February-19	$28,000

Payments received include payments for the non-lease elements in these time chartered-out arrangements.
The future undiscounted minimum payments due to us under these non-cancellable leases are set forth below. These minimum payments are shown net of address commissions, which are deducted upon payment.

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
Less than 1 year	$—	$2,581
1 - 5 years	—	—
5+ years	—	—
Total	$—	$2,581